Interest rate benchmark reform - Narrative (Details) - IBOR reform - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 6,413,555	£ 12,850,082
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	9,000	28,000
Currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 256,000	£ 264,000